Share-Based Compensation (Details) - Schedule of Fair value Assumptions - 2018 [Member] - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Schedule of Fair value Assumptions [Line Items]
Expected volatility	48.56%	60.00%
Risk-free interest rate (per annum)	1.25%	2.80%
Exercise multiple	2.20%	2.20%
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	5 years	5 years